Events after the reporting period	6 Months Ended
Jun. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the reporting period
14. Events after the reporting period
On July 27, 2022, the Company announced plans to initiate a corporate restructuring and refocus the Company’s development and commercialization strategy. The Company believed these changes were necessary due to the commercial landscape and potential additional capital needed to fund the completion of the linzagolix clinical development program, as the U.S. Food and Drug Administration (FDA) notified the Company of review issues regarding deficiencies in the New Drug Application (NDA) for linzagolix for uterine fibroids. These review issues precluded discussion of labeling and post-marketing commitments. As disclosed in Note 5, these expected review issues resulted in the Company impairing the linzagolix intangible asset as of June 30, 2022. Following these FDA discussions, the Board of Directors decided to undertake the following actions in July 2022: (i) give notice of termination of the Kissei License Agreement; (ii) commence planned corporate restructuring to resize the Company to be able to meet other license obligations and assess strategic options with respect to pipeline development; and (iii) file an application to the Swiss court for a court-sanctioned moratorium to facilitate the planned restructuring. As a result of termination of the Kissei License Agreement, the Theramex License Agreement was automatically assigned to Kissei and the Company has no further rights or obligations under the agreement.
In July 2022, following the corporate restructuring announcement, the Company sold a total of 3,077,175 treasury shares at an average price of USD 0.29 per share, as part of its ATM program with SVB Leerink LLC. These multiple daily transactions generated total gross proceeds of USD 0.9 million.
On July 27, 2022, the Company’s previously announced application to the courts of competent jurisdiction of the Swiss canton of Geneva for a preliminary moratorium resulted in certain events of default under the outstanding Notes (the “Events of Default”). On July 31, 2022, the Company entered into an amendment and forbearance agreement (the “Amendment”) with JGB in relation to the Securities Purchase Agreement, the Note issued in connection with the first tranche under the Securities Purchase Agreement (the “First Tranche Note”), and the Second Tranche Note. Pursuant to the Amendment, the Company and JGB agreed to apply the USD 31.0 million restricted cash balance of the Company (the “Account Balances”) previously held in a control account in accordance with the Transaction Agreements against the outstanding Notes on a pro rata basis, and JGB waived any application of the 25% prepayment premium permitted under the outstanding Notes with respect to the Account Balances. In addition, JGB agreed to refrain and forebear from exercising or pursuing any rights or remedies under the Securities Purchase Agreement, the Notes, or any ancillary agreements thereto (the “Transaction Agreements”), with respect to the Events of Default until the earlier to occur of (i) October 29, 2022, (ii) the occurrence of any event of default under the Transaction Agreements (other than the Events of Default), and (iii) the date upon which a preliminary moratorium has been granted by the courts of competent jurisdiction of the Swiss canton of Geneva. In exchange for the waiver of the prepayment penalty and forbearance on exercising such rights and remedies, USD 1.5 million was added to the outstanding principal balance under the outstanding Notes, resulting in an aggregate outstanding balance of approximately USD 11.0 million under the outstanding Notes, the conversion price of the outstanding Notes was adjusted to a conversion price of USD 0.26 per share (subject to adjustment as provided in the outstanding Notes) and the Company’s right to mandatory conversion of any convertible notes issued pursuant to the Securities Purchase Agreement, including the outstanding Notes, was terminated. In addition, JGB is no longer obligated to fund any future mandatory or optional tranche closing under the Securities Purchase Agreement. As of the issuance date of the unaudited condensed consolidated financial statements, the outstanding note balances are classified as short-term. The Company expects the early debt extinguishment to have a material impact on the Statement of Comprehensive Loss for the year ended December 31, 2022.
In August 2022, following the execution of the Amendment, JGB converted USD 3.5 million of its Notes and USD 0.3 million of accrued and unpaid interest into 14,272,239 common shares.